UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 178.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$400	$253,792

		$253,792

Education — 9.0%
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College of Medicine), 5.00%, 11/15/37	$1,790	$2,046,650
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	1,000	1,270,330
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,888,475
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	12,122,775
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	5,000	5,752,250
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,475	1,727,889
Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,000	1,181,680

		$26,990,049

Electric Utilities — 2.0%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,715	$1,781,953
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,985,643
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,163,630

		$5,931,226

General Obligations — 12.0%
California, (AMT), 5.05%, 12/1/36	$845	$864,570
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,457,010
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,751,215
New York, 5.00%, 2/15/34(2)	2,500	2,891,125
Northside, TX, Independent School District, 5.00%, 8/15/27	5,000	6,041,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,653,326
Texas, 5.00%, 4/1/42(2)(3)	5,000	5,827,200
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,980	3,555,259

		$36,040,705

Health Care-Miscellaneous — 0.2%
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$126	$125,975
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(4)	331	333,103
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	126	126,552

		$585,630

Security	Principal Amount (000’s omitted)	Value
Hospital — 21.1%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,295	$2,532,349
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	10,000	11,574,800
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,560,645
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,510	2,700,434
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,555	1,610,405
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	2,064,966
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,216,834
Louisiana Public Facilities Authority, (Touro Infirmary), 5.625%, 8/15/29	2,520	2,523,200
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,871,487
Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	1,800	1,804,068
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,000	3,130,530
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,635,160
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,242,865
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)(3)	11,400	13,121,514
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,804,495
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,575,915
University Hospital and Clinics Authority, WI, 5.00%, 4/1/38(5)	3,750	4,202,625

		$63,172,292

Housing — 4.5%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,757,120
Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,420	1,467,698
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,975	2,976,845
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,745	2,624,302
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	140,261
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	1,500	1,587,045

		$13,553,271

Industrial Development Revenue — 7.7%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,440	$1,276,834
Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,000	1,167,970
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	400	500,960
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,240	2,497,936
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	2,305	2,391,276
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,800,752
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	1,660	1,727,230
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	1,560	1,602,838
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	4,772,991
Niagara Area Development Corp., NY, Solid Waste Disposal Facility, (Covanta Energy), 5.25%, 11/1/42	950	996,816
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,630	4,320,392

		$23,055,995

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.0%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$2,892,700

		$2,892,700

Insured-Hospital — 14.6%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,506,555
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,989,901
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	15,000	9,045,900
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	17,080	9,701,782
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	8,575	4,579,650
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,596,950
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,835	10,550,099
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	750	804,533

		$43,775,370

Insured-Housing — 0.4%
Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,101,529

		$1,101,529

Insured-Lease Revenue/Certificates of Participation — 1.1%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$3,000	$3,379,530

		$3,379,530

Insured-Other Revenue — 6.9%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$4,210	$1,422,222
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36(6)	5,000	5,120,650
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	3,600	3,681,756
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	9,390	3,606,136
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,600	3,074,930
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,100	3,841,923

		$20,747,617

Insured-Special Tax Revenue — 9.9%
Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$50,000	$14,763,500
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	10,625,149
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	6,605	584,741
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	11,250	2,081,700
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,715,547

		$29,770,637

Insured-Student Loan — 4.2%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,545	$2,895,014
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	580	646,572
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,785	6,868,931

Security	Principal Amount (000’s omitted)	Value
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,040	$2,270,683

		$12,681,200

Insured-Transportation — 16.1%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$12,425	$4,664,469
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,347,728
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(8)	5,500	1,328,140
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(8)	1,000	241,480
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	2,140	2,381,114
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	6,264,000
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(3)	9,820	10,428,840
San Joaquin Hills, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,555	3,902,395
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,500	2,669,475
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,921,914
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	5,175	1,453,865
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	2,015	532,020

		$48,135,440

Insured-Water and Sewer — 8.7%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(2)	$3,750	$4,230,000
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)(3)	17,985	21,896,558

		$26,126,558

Lease Revenue/Certificates of Participation — 3.4%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,545,155
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,476,856
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	2,034,808

		$10,056,819

Other Revenue — 12.6%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$785	$941,733
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	880	1,057,179
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	800	961,736
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,955	1,697,057
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,500	1,502,055
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)(3)	2,370	2,613,423
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,772,150
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	45	44,978
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	265	255,208
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	8,000	9,261,440
Seminole Tribe, FL, 5.25%, 10/1/27(4)	4,000	4,326,680
Seminole Tribe, FL, 5.50%, 10/1/24(4)	2,365	2,599,726
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	5,000	5,429,250
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,355	1,157,997

		$37,620,612

Senior Living/Life Care — 2.7%
Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(7)	$3,210	$1,685,539
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	610,574

Security	Principal Amount (000’s omitted)	Value
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	$1,075	$1,209,042
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	2,295	2,357,493
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	3,115	778,750
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	362,446
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,071,010

		$8,074,854

Special Tax Revenue — 8.5%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	$500	$508,205
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	325	305,130
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	130	131,768
Heritage Harbor, FL, South Community Development District, (Capital Improvements), 6.20%, 5/1/35	270	280,673
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	65	51,401
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	165	71,671
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	100	91,479
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	130	61,875
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(7)	90	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(7)	35	0
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(2)	7,750	9,293,646
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/42	3,045	3,481,562
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(3)	5,000	5,989,350
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,796,805
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	475	423,600
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	278	235,076
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	205	135,288
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	600	481,290
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	2,093,778

		$25,432,597

Transportation — 31.1%
Augusta, GA, (AMT), 5.35%, 1/1/28	$1,000	$1,014,620
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	509,724
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	2,700	2,942,595
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	3,615	3,912,008
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	2,500	2,713,075
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,129,450

Security	Principal Amount (000’s omitted)	Value
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	$400	$480,888
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,335,517
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,911,334
New York Thruway Authority, 5.00%, 1/1/42	1,225	1,376,030
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,677,969
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,940	4,297,910
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,493,475
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	2,175	2,457,533
Port Authority of New York and New Jersey, 4.00%, 6/1/32(2)	10,000	10,993,800
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	9,277,835
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	8,546,067
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,312,744
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,062,358
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	4,500	4,946,490
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/28	5,000	6,017,900
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)(3)	9,300	10,651,755

		$93,061,077

Water and Sewer — 1.0%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,080	$1,180,613
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,800	1,973,124

		$3,153,737

Total Tax-Exempt Municipal Securities — 178.8% (identified cost $478,253,203)		$535,593,237

Taxable Municipal Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 3.1%
Municipal Electric Authority of Georgia, 6.637%, 4/1/57(9)	$7,650	$9,243,724

Total Taxable Municipal Securities — 3.1% (identified cost $9,133,304)		$9,243,724

Corporate Bonds & Notes — 0.0%(10)

Security	Principal Amount (000’s omitted)	Value
Municipal — 0.0%(10)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(11)(12)	$39	$0
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(11)(12)	130	65,085

Total Corporate Bonds & Notes — 0.0% (identified cost $0)		$65,085

Total Investments — 181.9% (identified cost $487,386,507)		$544,902,046

Security	Value
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.1)%	$(120,152,310)

Other Assets, Less Liabilities — (41.8)%	$(125,307,070)

Net Assets Applicable to Common Shares — 100.0%	$299,442,666

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 34.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 11.2% of total investments.

At February 28, 2013, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	24.5%
Texas	12.7%
Others, representing less than 10% individually	62.8%

(1)	Defaulted matured bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $33,798,439.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2013, the aggregate value of these securities is $14,929,208 or 5.0% of the Trust’s net assets applicable to common shares.

(5)	When-issued security.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(8)	Security is in default and making only partial interest payments.

(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(10)	Amount is less than 0.05%.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

A summary of open financial instruments at February 28, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	300 U.S. 30-Year Treasury Bond	Short	$(43,127,527)	$(43,134,375)	$(6,848)

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $6,848.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$356,478,058

Gross unrealized appreciation	$68,721,451
Gross unrealized depreciation	(9,797,463)

Net unrealized appreciation	$58,923,988

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$535,593,237	$—	$535,593,237
Taxable Municipal Securities	—	9,243,724	—	9,243,724
Corporate Bonds & Notes	—	—	65,085	65,085
Total Investments	$—	$544,836,961	$65,085	$544,902,046

Liability Description
Futures Contracts	$(6,848)	$—	$—	$(6,848)
Total	$(6,848)	$—	$—	$(6,848)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year ended February 28, 2013 is not presented.

At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013